State Street Nuveen Municipal Bond ESG ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State Street Nuveen Municipal Bond ESG ETF | State Street Nuveen Municipal Bond ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	1.69%	5.67%